Fair Value Measurements - Summary of Change in the Fair Value of the Contingent Consideration (Detail) - Fair Value, Recurring [Member] $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance – January 1	$ 10,729
Issuance of shares	(8,440)	[1]
(Gain) loss on fair value remeasurement of contingent consideration	2,809	[2]
Foreign currency translation adjustments	42
Ending balance – December 31	$ 5,140

[1]	On February 21, 2023, the Company issued 1,677,920 additional ordinary shares to the sellers of Second Spectrum that received equity consideration, pursuant to the terms and conditions of the business combination agreement.
[2]	(Gain) loss on fair value remeasurement of contingent consideration mainly consist of an increase in the obligation to the former management shareholders of Second Spectrum as the lock-up period expired on December 31, 2021 and December 31, 2022. Pursuant to the terms and conditions of the business combination agreement with Second Spectrum, the Company issued an additional 2,701,576 shares of the Company’s common stock to the former Second Spectrum shareholders in the first quarter of fiscal year 2022 and will issue an additional 1,677,920 shares of the Company’s common stock to the former Second Spectrum shareholders in early 2023.